GOLD TRACK PROSPECTUS
This prospectus describes Gold Track, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through Travelers Separate Account QP for Variable Annuities are:


Capital Appreciation Fund                                        THE TRAVELERS SERIES TRUST
Dreyfus Stock Index Fund -- Initial Shares                          Convertible Securities Portfolio
High Yield Bond Trust                                               Disciplined Mid Cap Stock Portfolio
Managed Assets Trust                                                Merrill Lynch Large Cap Core Portfolio(5)
AIM VARIABLE INSURANCE FUNDS, INC.                                  MFS Emerging Growth Portfolio
   AIM V.I. Premier Equity Fund -- Series I                         MFS Mid Cap Growth Portfolio
CITISTREET FUNDS, INC.                                              MFS Value Portfolio
   CitiStreet Diversified Bond Fund -- Class I                      Pioneer Fund Portfolio(6)
   CitiStreet International Stock Fund -- Class I                   Social Awareness Stock Portfolio
   CitiStreet Large Company Stock Fund -- Class I                   Travelers Quality Bond Portfolio
   CitiStreet Small Company Stock Fund -- Class I                   U.S. Government Securities Portfolio
DELAWARE VIP TRUST                                               TRAVELERS SERIES FUND INC.
   Delaware VIP REIT Series -- Standard Class                       AIM Capital Appreciation Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                    MFS Total Return Portfolio
   Dreyfus Variable Investment Fund -- Appreciation                 Pioneer Strategic Income Portfolio(7)
     Portfolio -- Initial Shares                                    SB Adjustable Rate Income Portfolio Smith Barney Class
   Dreyfus Variable Investment Fund -- Developing Leaders           Smith Barney Aggressive Growth Portfolio
     Portfolio -- Initial Shares(1)                                 Smith Barney High Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Smith Barney International All Cap Growth Portfolio
   Templeton Developing Markets Securities Fund --                  Smith Barney Large Cap Value Portfolio
     Class 2 Shares                                                 Smith Barney Large Capitalization Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares              Smith Barney Money Market Portfolio
   Templeton Global Asset Allocation Fund -- Class 1 Shares         Strategic Equity Portfolio(8)
   Templeton Growth Securities Fund -- Class 1 Shares            VAN KAMPEN LIFE INVESTMENT TRUST
JANUS ASPEN SERIES                                                  Emerging Growth Portfolio -- Class II Shares
   Balanced Portfolio -- Service Shares                             Enterprise Portfolio -- Class II Shares
   Mid Cap Growth Portfolio -- Service Shares(2)                 VARIABLE INSURANCE PRODUCTS FUND
   Worldwide Growth Portfolio -- Service Shares                     Equity-Income Portfolio -- Initial Class
PIMCO VARIABLE INSURANCE TRUST                                      Growth Portfolio -- Initial Class
   Total Return Portfolio -- Administrative Class                VARIABLE INSURANCE PRODUCTS FUND II
PUTNAM VARIABLE TRUST                                               Asset Manager Portfolio -- Initial Class
   Putnam VT International Equity Fund -- Class IB Shares(3)        Contrafund(R) Portfolio -- Service Class 2
   Putnam VT Small Cap Value Fund -- Class IB Shares             VARIABLE INSURANCE PRODUCTS FUND III
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                         Dynamic Capital Appreciation Portfolio -- Service Class 2
   All Cap Fund -- Class I(4)                                       Mid Cap Portfolio -- Service Class 2
   Investors Fund -- Class I
   Small Cap Growth Fund -- Class I
--------------

(1)     Formerly Small Cap Portfolio -- Initial Shares          (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service         (6)   Formerly Utilities Portfolio
           Shares
(3)     Formerly Putnam VT International Growth Fund --         (7)   Formerly Putnam Diversified Income Portfolio
           Class IB Shares                                      (8)   Formerly Alliance Growth Portfolio
(4)     Formerly Capital Fund -- Class I

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, CT 06103-3415, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 3, 2004
                           SUPPLEMENTED AUGUST 9, 2004

                                TABLE OF CONTENTS


Glossary ............................................    3      Variable Annuity.......................................   30
Summary..............................................    5      Fixed Annuity..........................................   30
Fee Table............................................    8      Retired Life Certificate...............................   31
Condensed Financial Information......................   14      Annuity Options........................................   31
The Annuity Contract.................................   14      Variable Liquidity Benefit.............................   31
   Contract Owner Inquiries..........................   15   Miscellaneous Contract Provisions.........................   32
   Allocated Contracts...............................   15      Right to Return........................................   32
   Unallocated Contracts.............................   15      Termination of Allocated Contracts.....................   32
   Purchase Payments.................................   15      Contract Exchanges.....................................   32
   Accumulation Units................................   15      Suspension of Payments ................................   33
   The Variable Funding Options......................   16      Account Value..........................................   33
Charges and Deductions...............................   21   The Separate Account......................................   33
   General...........................................   21      Performance Information................................   33
   Withdrawal Charge.................................   22   Federal Tax Considerations................................   34
   Free Withdrawal Allowance.........................   23      General Taxation of Annuities............................ 34
   Mortality and Expense Risk Charge.................   23      Types of Contracts: Qualified and Nonqualified........... 34
   Variable Liquidity Benefit Charge.................   23      Qualified Annuity Contracts.............................. 34
   Variable Funding Option Expenses..................   23        Taxation of Qualified Annuity Contracts................ 34
   Premium Tax.......................................   23        Mandatory Distributions for Qualified Plans............ 35
   Changes in Taxes Based upon Premium or                       Nonqualified Annuity Contracts........................... 35
     Value...........................................   24        Diversification Requirements for Variable
   Administrative Charge.............................   24          Annuities............................................ 36
   TPA Administrative Charges........................   24        Ownership of the Investments........................... 36
Transfers............................................   24        Taxation of Death Benefit Proceeds..................... 36
   Dollar Cost Averaging.............................   25      Other Tax Considerations................................. 36
   Asset Allocation Advice...........................   26        Treatment of Charges for Optional Benefits............. 36
Access to Your Money.................................   26        Penalty Tax for Premature Distribution................. 36
   Systematic Withdrawals............................   26        Puerto Rico Tax Considerations......................... 37
Ownership Provisions.................................   27        Non-Resident Aliens.................................... 37
   Types of Ownership................................   27   Other Information.........................................   37
     Contract Owner..................................   27      The Insurance Company..................................   37
     Beneficiary.....................................   27      Distribution of Variable Annuity Contracts.............   37
     Annuitant.......................................   27      Conformity with State and Federal Laws.................   38
Death Benefit........................................   27      Voting Rights..........................................   38
   Death Benefit Proceeds Prior to Maturity                     Contract Modification..................................   39
     Date............................................   28      Restrictions on Financial Transactions.................   39
   Payment of Proceeds...............................   28      Legal Proceedings and Opinions.........................   39
   Death Proceeds After the Maturity Date............   29   APPENDIX A: CONDENSED FINANCIAL
The Annuity Period...................................   29      INFORMATION: Separate Account QP ......................  A-1
   Election of Options at Maturity...................   29   APPENDIX B: CONTENTS OF THE STATEMENT
   Allocation of Cash Value During the Annuity                  OF ADDITIONAL INFORMATION..............................  B-1
     Period..........................................   30

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose to receive Annuity Payments from the Fixed Account or the Variable Funding Options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the Variable Funding Options, the dollar amount of your payments may increase or decrease.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum sub-account administrative charge of 0.10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each funding option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.

During the annuity period, if you have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amount withdrawn will be assessed. See Variable Liquidity Benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the Death Benefit section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values. ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CFS") an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Account. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

CONTRACT OWNER TRANSACTION EXPENSES


                                                                  YEARS SINCE
                CONTINGENT DEFERRED SALES CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of Purchase Payments                        0-5                     5%
                                                                      6+                      0%

                                       OR

                        SURRENDER CHARGE                        CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

         VARIABLE LIQUIDITY BENEFIT CHARGE:          5% (1)

         --------------------

     (1) This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                              YEARS SINCE INITIAL
               VARIABLE LIQUIDITY BENEFIT CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of the amount surrendered                   0-5                     5%
                                                                      6+                      0%

                                       OR

               VARIABLE LIQUIDITY BENEFIT CHARGE                CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

Semiannual Contract Administrative Charge
(ALLOCATED CONTRACTS ONLY)                                         $15


AND / OR

Funding Option Administrative Charge
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE VARIABLE
FUNDING OPTIONS UNDER ALLOCATED CONTRACTS)                         0.10%

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

Mortality and Expense Risk Fees                                    1.20%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                               MINIMUM              MAXIMUM
                                           ----------------     ----------------
TOTAL ANNUAL FUND OPERATING EXPENSES            0.27%                4.72%
(Expenses that are deducted from
Underlying Fund assets, including
management fees, distribution and/or
service fees (12b-1) fees, and
other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
------------------           ----------------------------------------------------------------------------------------------
Capital Appreciation Fund...      0.75%            --           0.07%        0.82%            --                 0.82%(2)
Dreyfus Stock Index Fund --
Initial Shares..............      0.25%            --           0.02%        0.27%            --                 0.27%
High Yield Bond Trust.......      0.52%            --           0.13%        0.65%            --                 0.65%(1)
Managed Assets Trust........      0.50%            --           0.09%        0.59%            --                 0.59%(2)
AIM VARIABLE INSURANCE
FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I.......      0.61%            --           0.24%        0.85%            --                 0.85%
CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I...      0.44%            --           0.11%        0.55%            --                 0.55%
   CitiStreet International
     Stock Fund -- Class I..      0.74%            --           0.16%        0.90%            --                 0.90%


                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
------------------           ----------------------------------------------------------------------------------------------
   CitiStreet Large Company       0.53%            --           0.10%        0.63%            --                 0.63%
     Stock Fund -- Class I..
   CitiStreet Small Company
     Stock Fund -- Class I..      0.60%            --           0.19%        0.79%            --                 0.79%
CITISTREET FUNDS, INC. **
   CitiStreet Diversified
     Bond Fund -- Class I...      0.44%            --           1.36%        1.80%            --                 1.80%
   CitiStreet International
     Stock Fund -- Class I..      0.74%            --           1.41%        2.15%            --                 2.15%
   CitiStreet Large Company
     Stock Fund -- Class I..      0.53%            --           1.35%        1.88%            --                 1.88%
   CitiStreet Small Company
     Stock Fund -- Class I..      0.60%            --           1.44%        2.04%            --                 2.04%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+.............      1.25%            --           0.56%        1.81%            --                 --(21)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class......      0.75%            --           0.11%        0.86%            --                 0.86%(3)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares......      0.75%            --           0.05%        0.80%            --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares.................      0.75%            --           0.07%        0.82%            --                 0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities
     Fund -- Class 2 Shares*      1.25%           0.25%         0.30%        1.80%            --                 1.80%
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*........      0.69%           0.25%         0.22%        1.16%           0.04%               1.12%(4)
   Templeton Global Asset
     Allocation Fund --
     Class 1 Shares.........      0.61%            --           0.21%        0.82%            --                  --(4)
   Templeton Growth
     Securities Fund --
     Class 1 Shares.........      0.81%            --           0.07%        0.88%            --                 0.88%(5)
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*........      0.65%           0.25%         0.02%        0.92%            --                 0.92%
   Mid Cap Growth Portfolio
     -- Service Shares*.....      0.65%           0.25%         0.02%        0.92%            --                 0.92%
   Worldwide Growth
     Portfolio -- Service
     Shares*................      0.65%           0.25%         0.06%        0.96%            --                 0.96%
PIMCO VARIABLE INSURANCE
   TRUST
   Total Return Portfolio
     -- Administrative
     Class*.................      0.25%           0.15%         0.26%        0.66%           0.01%               0.65%(6)


                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
------------------           ----------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB Shares*+............      0.70%           0.25%         0.86%        1.81%            --                 1.81%(7)
   Putnam VT International
     Equity Fund -- Class
     IB Shares*.............      0.77%           0.25%         0.22%        1.24%            --                 1.24%(7)
   Putnam VT Small Cap
     Value Fund -- Class IB
     Shares*................      0.80%           0.25%         0.12%        1.17%            --                 1.17%(7)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I..      0.85%            --           0.13%        0.98%            --                 0.98%
   Investors Fund -- Class I      0.70%            --           0.12%        0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I................      0.75%            --           0.51%        1.26%            --                 1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio..............      0.60%            --           0.18%        0.78%            --                 0.78%(8)
   Disciplined Mid Cap
     Stock Portfolio........      0.70%            --           0.12%        0.82%            --                 0.82%(9)
   Merrill Lynch Large Cap
     Core Portfolio.........      0.80%            --           0.19%        0.99%            --                 0.99%(10)
   MFS Emerging Growth
     Portfolio..............      0.75%            --           0.14%        0.89%            --                 0.89%(9)
   MFS Mid Cap Growth
     Portfolio..............      0.80%            --           0.12%        0.92%            --                 0.92%(10)
   MFS Value Portfolio......
                                  0.75%            --           0.33%        1.08%            --                 --(10)
   Pioneer Fund Portfolio...      0.72%            --           0.40%        1.12%            --                 1.12%(11)
   Social Awareness Stock
     Portfolio..............      0.62%            --           0.16%        0.78%            --                 0.78%(2)
   Travelers Quality Bond
     Portfolio..............      0.32%            --           0.11%        0.43%            --                 0.43%(12)
   U.S. Government
     Securities Portfolio...      0.32%            --           0.10%        0.42%            --                 0.42%(2)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio..............      0.80%            --           0.05%        0.85%            --                 0.85%
   MFS Total Return
     Portfolio..............      0.80%            --           0.02%        0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio..............      0.75%            --           0.25%        1.00%            --                 1.00%
   SB Adjustable Rate
     Income Portfolio Smith
     Barney Class*..........      0.60%           0.25%         3.87%        4.72%           3.72%               1.00%(13)
   Smith Barney Aggressive
     Growth Portfolio.......      0.80%            --           0.02%        0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio..............      0.60%            --           0.09%        0.69%            --                 0.69%
   Smith Barney
     International All Cap
     Growth Portfolio.......      0.90%            --           0.09%        0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio........      0.65%            --           0.04%        0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio..............      0.75%            --           0.04%        0.79%            --                 0.79%
   Smith Barney Money
     Market Portfolio.......      0.50%            --           0.03%        0.53%            --                 0.53%
   Strategic Equity
     Portfolio..............      0.80%            --           0.04%        0.84%            --                 0.84%


                                              DISTRIBUTION                              CONTRACTUAL FEE      NET TOTAL
                                                 AND/OR                  TOTAL ANNUAL       WAIVER            ANNUAL
                               MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
------------------           ----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth
     Portfolio -- Class II
     Shares*................      0.70%           0.25%         0.07%        1.02%            --                 1.02%
   Enterprise Portfolio --
     Class II Shares*.......      0.50%           0.25%         0.14%        0.89%            --                 --(14)
VARIABLE INSURANCE PRODUCTS
   FUND
   Equity-Income Portfolio
     -- Initial Class.......      0.48%            --           0.09%        0.57%            --                 --(15)
   Growth Portfolio --
     Initial Class..........      0.58%            --           0.09%        0.67%            --                 --(16)
   High Income Portfolio --
     Initial Class+.........      0.58%            --           0.11%        0.69%            --                 0.69%
VARIABLE INSURANCE PRODUCTS
   FUND II
   Asset Manager Portfolio
     -- Initial Class.......      0.53%            --           0.10%        0.63%            --                 --(17)
   Contrafund(R)Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.10%        0.93%            --                 --(18)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*....      0.58%           0.25%         1.27%        2.10%            --                 --(19)
   Mid Cap Portfolio --
     Service Class 2*.......      0.58%           0.25%         0.12%        0.95%            --                 --(20)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 **    Includes 0.0125 CHART asset allocation fee.
 +     Closed to new investors.

NOTES
 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (2) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (3) The investment adviser for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (7) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (8) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (9) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (10) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (11) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (12) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

 (13) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (14) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.

 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.64%. These offsets may be discontinued as any time.

 (17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.62%. These offsets may be discontinued at any time.

 (18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.
 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (21) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        -----------------                                                      ------------------------  ------------------------
        Credit Suisse Trust Emerging Market Portfolio......................             0.41%                     1.40%
        Templeton Global Asset Allocation Fund -- Class 1 Shares...........             0.01%                     0.81%
        MFS Value Portfolio................................................             0.08%                     1.00%
        Enterprise Portfolio Class II Shares...............................             0.04%                     0.85%
        Equity-Income Portfolio -- Initial Class...........................             0.01%                     0.56%
        Growth Portfolio -- Initial Class..................................             0.03%                     0.64%
        Asset Manager Portfolio -- Initial Class...........................             0.01%                     0.62%
        Contrafund(R)Portfolio -- Service Class 2...........................             0.03%                     0.90%
        Dynamic Capital Appreciation Portfolio -- Service Class 2..........             0.95%                     1.15%
        Mid Cap Portfolio -- Service Class 2...............................             0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE


                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN            ANNUITIZED AT THE END OF PERIOD SHOWN
                                          --------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------                          -------  --------  --------  ---------  --------  -------- --------  ----------
Underlying Fund with Minimum Total         660       997      1357       1871       160       497      857       1871
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1099     2279      3435       5724       599      1779     2935       5724


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as "Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             UNDERLYING                                  INVESTMENT                               INVESTMENT
                FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

Dreyfus Stock Index Fund -- Initial       Seeks to match the total return of the      The Dreyfus Corporation
Shares                                    S&P 500 Index. The Fund normally            Subadviser: Mellon Equity
                                          invests in all 500 stocks in the S&P        Associates
                                          500 in proportion to their weighting in
                                          the index.

High Yield Bond Trust                     Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC ("TAMIC")
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           Travelers Asset Management
                                          normally invests in equities,               International Company LLC ("TAMIC")
                                          convertible and fixed-income                Subadviser: Travelers Investment
                                          securities. The Fund's policy is to         Management Company ("TIMCO")
                                          allocate investments among asset
                                          classes.

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long-term growth of        A I M Advisers, Inc.
     Series I                             capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund       Seeks maximum long-term total return.       CitiStreet Funds Management LLC
     -- Class I                           The Fund normally invests in fixed          ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Bank of Ireland Asset
                                          stocks of established non-U.S.              Management (U.S.) Limited;
                                          companies.                                  Citigroup Asset Management
                                                                                      Limited; and SSgA

   CitiStreet Large Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Wellington Management
                                          stocks of large, well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC; and SSgA
   CitiStreet Small Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: TCW Investment
                                          stocks of small companies.                  Management; SBAM; and SSgA

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited
                                          conducting a majority of their
                                          business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long-term          Delaware Management Company
     Standard Class                       total return with capital appreciation      ("Delaware")
                                          as a secondary objective. The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation ("Dreyfus")
     -- Appreciation Portfolio --         consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital. Current income is a secondary
                                          objective. The Fund normally invests
                                          in common stocks of established
                                          companies.

   Dreyfus Variable Investment Fund       Seeks to maximize capital appreciation.     Dreyfus
     -- Developing Leaders Portfolio      The Fund normally invests in companies
     -- Initial Shares                    with market capitalizations of less
                                          than $2 billion at the time of purchase.


             UNDERLYING                                  INVESTMENT                               INVESTMENT
                FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2           The Fund normally invests in the
     Shares                               investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Global Asset Allocation      Seeks high total return. The Fund           Templeton Investment Counsel, LLC
     Fund -- Class 1 Shares               normally invests in equity securities
                                          of companies in any country, debt
                                          securities of companies and
                                          governments of any country, and in
                                          money market instruments and it may
                                          invest in high-yield, lower rated
                                          bonds.

   Templeton Growth Securities Fund       Seeks long-term capital growth. The         Templeton Global Advisors Limited
     -- Class 1 Shares                    Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital Management LLC
     Shares                               consistent with preservation of capital     ("Janus Capital")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential
                                          and other securities selected for
                                          their income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital
     Service Shares                       invests in equity securities of
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares                       consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund        Seeks long-term growth of capital. The      Putnam Investment Management
     -- Class IB Shares+                  Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares              normally invests in common stocks of        ("Putnam")
                                          companies outside the U.S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.


             UNDERLYING                                  INVESTMENT                               INVESTMENT
                FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                          in convertible securities.

   Disciplined Mid Cap Stock              Seeks growth of capital. The Fund           TAMIC
     Portfolio                            normally invests in the equity              Subadviser: Travelers Investment
                                          securities of companies with mid-size       Management Company ("TIMCO")
                                          market capitalizations.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts
                                          and related securities of emerging          Financial Services ("MFS")
                                          growth companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                          equity securities that are carefully        Management Inc.
                                          selected, reasonably priced securities.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment income.     ("SBFM")
                                          The Fund normally invests in equity
                                          securities. The Fund seeks companies
                                          that meet certain investment criteria
                                          and social criteria.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.


             UNDERLYING                                  INVESTMENT                               INVESTMENT
                FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All         Seeks total return on assets from           SBFM
     Cap Growth Portfolio                 growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio                            Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith Barney Money Market              Seeks to maximize current income            SBFM
     Portfolio                            consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio --           Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Class II Shares                      normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.

   Enterprise Portfolio -- Class II       Seeks capital appreciation. The Fund        Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio --             Seeks reasonable income. The Fund           FMR
     Initial Class                        normally invests in equity securities
                                          with a focus on income producing
                                          equities.

   Growth Portfolio -- Initial Class      Seeks capital appreciation. The Fund        FMR
                                          normally invests in common stocks
                                          believed to have above-average growth
                                          potential.

   High Income Portfolio -- Initial       Seeks a high level of current income        FMR
     Class+                               while also considering growth of
                                          capital. The Fund normally invests in
                                          income-producing debt securities,
                                          preferred stocks and convertible
                                          securities, with an emphasis on
                                          lower-quality debt securities.

VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio --             Seeks high total return with reduced        FMR
     Initial Class                        risk over the long-term. The Fund
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.


             UNDERLYING                                  INVESTMENT                               INVESTMENT
                FUND                                     OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
  Contrafund(R)Portfolio -- Service       Seeks long-term capital appreciation.       FMR
     Class 2                              The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation           Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2         normally invests in growth and/or value
                                          common stocks of domestic and foreign
                                          issuers.

   Mid Cap Portfolio -- Service           Seeks long-term growth of capital. The      FMR
     Class 2                              Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o    the death benefit paid on the death of the Contract Owner or Annuitant

     o the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

       (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan

       (b) contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants

       (c) the expected level of commission the Company may pay to the agent or TPA for distribution expenses

       (d) any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

       o   retirement of Participant

       o   severance from employment by Participant

       o   loans (if available)

       o   hardship (as defined by the Code) suffered by the Participant

       o   death of Participant

       o   disability (as defined by the Code) of Participant

       o   return of excess plan contributions

       o minimum required distributions, generally when Participant reaches age 70 1/2

       o   transfers to an Employee Stock Fund

       o   certain Plan expenses, as mutually agreed upon

       o   annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


                                                              YEARS SINCE INITIAL
               VARIABLE LIQUIDITY BENEFIT CHARGE             PURCHASE PAYMENT MADE        PERCENTAGE
          ---------------------------------------------  ------------------------------ ---------------
          As a percentage of the amount surrendered                   0-5                     5%
                                                                      6+                      0%

                                       OR

               VARIABLE LIQUIDITY BENEFIT CHARGE                CONTRACT YEAR             PERCENTAGE
          ---------------------------------------------  -----------------------------  ----------------
          As a percentage of amount surrendered                      1-2                      5%
                                                                     3-4                      4%
                                                                     5-6                      3%
                                                                     7-8                      2%
                                                                      9+                      0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant's individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

       (a) the size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically

       (b) determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Cash Values

       (c)   TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK market. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, ("CFS") an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account Cash Value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax-deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to severance from employment, death, disability or hardship. (See Federal Tax Considerations.)

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------


           (THIS BENEFIT IS AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

       (a)   the Cash Value of the Participant's individual account, or

       (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
BEFORE THE MATURITY DATE, UPON       THE COMPANY WILL PAY                                                 MANDATORY PAYOUT
       THE DEATH OF THE                THE PROCEEDS TO:         UNLESS. . .                                 RULES APPLY*
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
OWNER (WHO IS NOT THE               The beneficiary (ies),      Unless the beneficiary elects to         Yes
ANNUITANT)                          or if none, to the          continue the Contract rather than
                                    CONTRACT OWNER'S            receive the distribution.
                                    estate.
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies),      Unless the beneficiary elects to         Yes
                                    or if none, to the          continue the Contract rather than
                                    CONTRACT OWNER'S            receive the distribution.
                                    estate.
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
ANNUITANT (WHO IS NOT THE           The beneficiary (ies),      Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     or if none, to the          continue the Contract rather than
                                    CONTRACT OWNER.             receive the distribution.


-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                  Yes
OWNER)                              who is the Annuitant"
                                    above.
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                                Yes (Death of
NONNATURAL ENTITY/TRUST)            (e.g. the trust) or if                                               ANNUITANT is
                                    none, to the owner.                                                  treated as death
                                                                                                         of the owner in
                                                                                                         these
                                                                                                         circumstances.)
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
BENEFICIARY                         No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --
CONTINGENT BENEFICIARY              No death proceeds are                                                N/A
                                    payable; Contract
                                    continues.
-------------------------------- -- ------------------------ -- ------------------------------------- -- ------------------- --


                               QUALIFIED CONTRACTS

-------------------------------- -- ------------------------- -- -------------------------------------- -- ----------------- --
BEFORE THE MATURITY DATE, UPON          THE COMPANY WILL         UNLESS. . .                                  MANDATORY
                                                                                                             PAYOUT RULES
       THE DEATH OF THE               PAY THE PROCEEDS TO:                                                      APPLY*
-------------------------------- -- ------------------------- -- -------------------------------------- -- ----------------- --
OWNER / ANNUITANT                   The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                    or if none, to the           continue the Contract rather than
                                    CONTRACT OWNER'S estate.     receive the distribution.
-------------------------------- -- ------------------------- -- -------------------------------------- -- ----------------- --
BENEFICIARY                         No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
-------------------------------- -- ------------------------- -- -------------------------------------- -- ----------------- --
CONTINGENT BENEFICIARY              No death proceeds are                                                  N/A
                                    payable; Contract
                                    continues.
-------------------------------- -- ------------------------- -- -------------------------------------- -- ----------------- --

-------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

ELECTION OF OPTIONS AT MATURITY

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

       (a) the Participant's name, address, date of birth, social security number

       (b)   the amount to be distributed

       (c)   the annuity option which is to be purchased

       (d)   the date the annuity option payments are to begin

       (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and

       (f)   any other data that we may require.

Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the Participant's Cash Value applied to provide a variable annuity, a fixed annuity or a combination of both.

If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Values from one funding option to another ( as described in "Transfers",) in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, assume your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

       (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first annuity payment and is

             (1)  the number of Annuity Units represented by each payment times

             (2) the number of payments made

and for a Fixed Annuity:

       (a) is the Cash Value applied on the Maturity Date under this option and

       (b) is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 --Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the

Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company's receipt of your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group Contract Owner. Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant's individual account to your account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

       (a) the Cash Value of the Contract is less than the termination amount or

       (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law or

       (c)   We receive notice that is satisfactory to us of plan termination

If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

       (a)   accept no further payments for this Contract and

       (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction and

       (c)   pay you an amount as described in the Fixed Account prospectus

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

CONTRACT EXCHANGES

       (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

       (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

       (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Insurance Company sponsors a separate account: The Travelers Separate Account QP for Variable Annuities ("Separate Account QP"). Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent.

These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified

Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the

Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix B. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 0.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2003        1.344           1.668               3,314,906
                                                               2002        1.804           1.344               2,932,920
                                                               2001        2.456           1.804               2,602,726
                                                               2000        3.163           2.456                 996,560
                                                               1999        2.073           3.163                 437,009
                                                               1998        1.290           2.073                 413,409
                                                               1997        1.000           1.290                  68,643

   Dreyfus Stock Index Fund -- Initial Shares (1/97)........   2003        1.322           1.687                 520,081
                                                               2002        1.713           1.322                 614,755
                                                               2001        1.963           1.713                 500,383
                                                               2000        2.176           1.963                 413,200
                                                               1999        1.815           2.176                 243,662
                                                               1998        1.424           1.815                 138,866
                                                               1997        1.077           1.424                  13,090

   High Yield Bond Trust (10/96)............................   2003        1.494           1.917                 500,771
                                                               2002        1.437           1.494                 206,913
                                                               2001        1.319           1.437                 194,917
                                                               2000        1.315           1.319                   8,718
                                                               1999        1.267           1.315                   4,573
                                                               1998        1.196           1.267                     533
                                                               1997        1.000           1.196                     197

   Managed Assets Trust (10/96).............................   2003        1.446           1.753               3,384,161
                                                               2002        1.591           1.446               2,932,943
                                                               2001        1.686           1.591               2,310,280
                                                               2000        1.724           1.686                 766,016
                                                               1999        1.519           1.724                  95,510

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Managed Assets Trust  (continued)........................   1998        1.258           1.519                  23,844
                                                               1997        1.000           1.258                   5,565

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.617           0.767                 329,124
                                                               2002        0.890           0.617                 306,570
                                                               2001        1.000           0.890                 178,744

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)......   2003        1.534           1.610                 662,519
                                                               2002        1.417           1.534                 513,410
                                                               2001        1.334           1.417                 122,849
                                                               2000        1.194           1.334                  17,825
                                                               1999        1.235           1.194                   8,580
                                                               1998        1.140           1.235                   6,982
                                                               1997        1.000           1.140                      --

   CitiStreet International Stock Fund --
   Class I (10/96)..........................................   2003        0.946           1.223                 777,156
                                                               2002        1.225           0.946                 323,555
                                                               2001        1.568           1.225                 349,886
                                                               2000        1.716           1.568                 187,532
                                                               1999        1.302           1.716                  58,143
                                                               1998        1.141           1.302                  20,676
                                                               1997        1.000           1.141                   3,405

   CitiStreet Large Company Stock Fund -- Class I (10/96)...   2003        0.876           1.116                 597,887
                                                               2002        1.142           0.876                 415,447
                                                               2001        1.364           1.142                 272,388
                                                               2000        1.613           1.364                 118,559
                                                               1999        1.628           1.613                  92,195
                                                               1998        1.417           1.628                  58,294
                                                               1997        1.000           1.417                   1,292

   CitiStreet Small Company Stock Fund -- Class I (10/96)...   2003        0.974           1.386                 883,563
                                                               2002        1.285           0.974                 586,956
                                                               2001        1.273           1.285                 304,920
                                                               2000        1.163           1.273                 138,115
                                                               1999        0.856           1.163                  92,398

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund -- Class I              1998        0.942           0.856                  70,995
   (continued)..............................................
                                                               1997        1.000           0.942                   5,090
                                                               1997        0.886           1.000                      --

Credit Suisse Trust
   Emerging Markets Portfolio (11/98).......................   2003        1.046           1.485                  39,486
                                                               2002        1.190           1.046                  33,858
                                                               2001        1.325           1.190                  11,235

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99)........   2003        1.405           1.871                 636,474
                                                               2002        1.352           1.405                 325,441
                                                               2001        1.250           1.352                  71,516
                                                               2000        0.958           1.250                     600
                                                               1999        1.000           0.958                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (7/98)....................................   2003        0.879           1.059                 395,420
                                                               2002        1.062           0.879                 323,041
                                                               2001        1.178           1.062                 100,385
                                                               2000        1.193           1.178                   8,776
                                                               1999        1.077           1.193                   3,743
                                                               1998        1.000           1.077                     502

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (9/98)....................................   2003        1.240           1.623               1,205,447
                                                               2002        1.542           1.240               1,104,419
                                                               2001        1.653           1.542                 892,061
                                                               2000        1.467           1.653                 465,722
                                                               1999        1.199           1.467                  63,771
                                                               1998        1.000           1.199                      --

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund --
   Class 1 Shares (10/96)...................................   2003        1.350           1.775                 101,995
                                                               2002        1.417           1.350                  95,945
                                                               2001        1.579           1.417                  84,808
                                                               2000        1.584           1.579                  52,302

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Global Asset Allocation Fund --                   1999        1.297           1.584                  25,306
   Class 1 Shares  (continued)..............................
                                                               1998        1.226           1.297                  41,126
                                                               1997        1.000           1.226                   7,711

   Templeton Growth Securities Fund -- Class 1
   Shares (10/96)...........................................   2003        1.324           1.746                 422,132
                                                               2002        1.631           1.324                 386,289
                                                               2001        1.657           1.631                 340,692
                                                               2000        1.552           1.657                 295,851
                                                               1999        1.209           1.552                 299,758
                                                               1998        1.202           1.209                 212,737
                                                               1997        1.000           1.202                  44,138

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.894           1.011               2,007,620
                                                               2002        0.964           0.894               1,732,684
                                                               2001        1.000           0.964               1,050,044

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2003        0.553           0.740                 752,722
                                                               2002        0.773           0.553                 681,958
                                                               2001        1.000           0.773                 323,705

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2003        0.621           0.763               1,332,255
                                                               2002        0.841           0.621               1,259,857
                                                               2001        1.000           0.841                 793,901

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.148           1.198               1,647,691
                                                               2002        1.059           1.148               1,433,047
                                                               2001        1.000           1.059                 241,694

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.567           0.744                  55,253
                                                               2002        0.810           0.567                  84,242
                                                               2001        1.000           0.810                  45,903

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB             2003        0.705           0.901               1,247,131
   Shares (5/01)............................................
                                                               2002        0.862           0.705                 915,170
                                                               2001        1.000           0.862                 381,220

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.889           1.322               1,334,080
                                                               2002        1.094           0.889                 970,390
                                                               2001        1.000           1.094                 255,109

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.234           1.706               1,736,717
                                                               2002        1.657           1.234               1,398,103
                                                               2001        1.636           1.657                 787,918

   Investors Fund -- Class I (10/98)........................   2003        1.118           1.471                 612,882
                                                               2002        1.462           1.118                 539,109
                                                               2001        1.534           1.462                 543,168
                                                               2000        1.339           1.534                 143,552
                                                               1999        1.206           1.339                     106
                                                               1998        1.000           1.206                      --

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.633           0.937                 808,922
                                                               2002        0.975           0.633                 593,152
                                                               2001        1.000           0.975                 195,824

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)..................   2003        1.121           1.407                 107,427
                                                               2002        1.212           1.121                  32,901
                                                               2001        1.230           1.212                   4,616
                                                               2000        1.100           1.230                     503
                                                               1999        1.000           1.100                  66,449

   Disciplined Mid Cap Stock Portfolio (9/98)...............   2003        1.370           1.821               1,810,988
                                                               2002        1.608           1.370               1,086,972
                                                               2001        1.686           1.608                 369,948
                                                               2000        1.454           1.686                  10,638
                                                               1999        1.222           1.454                   5,028
                                                               1998        1.000           1.222                       9

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2003        0.824           0.993                 118,258
                                                               2002        1.108           0.824                  79,115
                                                               2001        1.437           1.108                 230,822
                                                               2000        1.531           1.437                 156,027
                                                               1999        1.245           1.531                  18,357
                                                               1998        1.000           1.245                   4,261

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.533           0.684                  63,624
                                                               2002        0.816           0.533                  31,236
                                                               2001        1.000           0.816                   4,859

   MFS Mid Cap Growth Portfolio (10/98).....................   2003        0.830           1.131                 296,557
                                                               2002        1.633           0.830                 202,508
                                                               2001        2.152           1.633                 325,204
                                                               2000        1.979           2.152                 165,835
                                                               1999        1.213           1.979                     415
                                                               1998        1.000           1.213                      --

   Pioneer Fund Portfolio (10/96)...........................   2003        0.986           1.213                 170,355
                                                               2002        1.421           0.986                 125,367
                                                               2001        1.857           1.421                  87,240
                                                               2000        1.503           1.857                  33,198
                                                               1999        1.514           1.503                   8,345
                                                               1998        1.289           1.514                   6,675
                                                               1997        1.000           1.289                   1,494

   Social Awareness Stock Portfolio (10/96).................   2003        1.230           1.575                 404,894
                                                               2002        1.646           1.230                 332,072
                                                               2001        1.964           1.646                 276,743
                                                               2000        1.985           1.964                 104,272
                                                               1999        1.724           1.985                  40,351
                                                               1998        1.311           1.724                  12,064
                                                               1997        1.000           1.311                   1,465

   Travelers Quality Bond Portfolio (9/97)..................   2003        1.318           1.402                 283,298
                                                               2002        1.254           1.318                 236,922
                                                               2001        1.177           1.254                 131,098
                                                               2000        1.107           1.177                   1,597
                                                               1999        1.102           1.107                   1,221
                                                               1998        1.021           1.102                     228

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio (10/96).............   2003        1.621           1.655                 645,692
                                                               2002        1.435           1.621                 517,949
                                                               2001        1.364           1.435                  34,745
                                                               2000        1.199           1.364                   1,246
                                                               1999        1.259           1.199                      --
                                                               1998        1.149           1.259                   6,143

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.657           0.845                 105,652
                                                               2002        0.869           0.657                  63,409
                                                               2001        1.000           0.869                  20,879

   MFS Total Return Portfolio (10/96).......................   2003        1.549           1.794               2,510,455
                                                               2002        1.645           1.549               2,201,507
                                                               2001        1.655           1.645               1,523,540
                                                               2000        1.427           1.655                  66,535
                                                               1999        1.399           1.427                  76,473
                                                               1998        1.260           1.399                  67,299
                                                               1997        1.000           1.260                   9,157

   Pioneer Strategic Income Portfolio (10/96)...............   2003        1.186           1.409                 135,056
                                                               2002        1.127           1.186                  62,808
                                                               2001        1.088           1.127                 117,990
                                                               2000        1.098           1.088                   4,035
                                                               1999        1.093           1.098                   9,311
                                                               1998        1.092           1.093                  31,397
                                                               1997        1.000           1.092                   6,058

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           1.002                   1,000

   Smith Barney High Income Portfolio (10/96)...............   2003        1.011           1.281                  56,803
                                                               2002        1.051           1.011                  21,046
                                                               2001        1.099           1.051                  12,732
                                                               2000        1.202           1.099                     170
                                                               1999        1.179           1.202                     306
                                                               1998        1.180           1.179                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth                   2003        0.702           0.890                 124,783
   Portfolio (10/96)........................................
                                                               2002        0.951           0.702                  99,780
                                                               2001        1.390           0.951                 113,887
                                                               2000        1.835           1.390                 212,289
                                                               1999        1.101           1.835                   6,115
                                                               1998        1.040           1.101                  13,292
                                                               1997        1.000           1.040                   6,580

   Smith Barney Large Cap Value Portfolio (10/96)...........   2003        1.102           1.398               3,033,990
                                                               2002        1.486           1.102               2,719,762
                                                               2001        1.628           1.486               2,156,095
                                                               2000        1.448           1.628                 706,152
                                                               1999        1.456           1.448                  64,998
                                                               1998        1.334           1.456                  21,635
                                                               1997        1.000           1.334                   7,515

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        1.028           1.508                 238,213
                                                               2002        1.375           1.028                  39,296
                                                               2001        1.581           1.375                 124,406
                                                               2000        1.709           1.581                  78,925
                                                               1999        1.314           1.709                      --
                                                               1998        1.000           1.314                      --

   Smith Barney Money Market Portfolio (10/96)..............   2003        1.256           1.257                 548,095
                                                               2002        1.247           1.256                 384,180
                                                               2001        1.210           1.247                  36,990
                                                               2000        1.148           1.210                  56,905
                                                               1999        1.102           1.148                 504,494
                                                               1998        1.056           1.102                      --

   Strategic Equity Portfolio (10/96).......................   2003        1.065           1.404                 650,708
                                                               2002        1.614           1.065                 489,407
                                                               2001        1.874           1.614                 544,899
                                                               2000        2.305           1.874                 275,547
                                                               1999        1.753           2.305                  99,102
                                                               1998        1.367           1.753                  32,748
                                                               1997        1.000           1.367                  10,959

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.548           0.692                 245,721
                                                               2002        0.819           0.548                 151,687
                                                               2001        1.000           0.819                  56,640

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.639           0.799                  23,209
                                                               2002        0.913           0.639                  13,723
                                                               2001        1.000           0.913                   6,891

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (10/96)......   2003        1.311           1.698                 136,901
                                                               2002        1.588           1.311                 160,504
                                                               2001        1.680           1.588                 139,375
                                                               2000        1.559           1.680                  93,837
                                                               1999        1.475           1.559                 125,159
                                                               1998        1.329           1.475                  39,301

   Growth Portfolio -- Initial Class (10/96)................   2003        1.163           1.536                 452,503
                                                               2002        1.674           1.163                 467,001
                                                               2001        2.045           1.674                 600,404
                                                               2000        2.311           2.045                 499,206
                                                               1999        1.692           2.311                 168,043
                                                               1998        1.220           1.692                  77,604

   High Income Portfolio -- Initial Class (10/96)...........   2003        0.843           1.066                  36,607
                                                               2002        0.820           0.843                  36,031
                                                               2001        0.934           0.820                  45,868
                                                               2000        1.212           0.934                  94,397
                                                               1999        1.128           1.212                  46,277
                                                               1998        1.186           1.128                  40,705

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Initial Class (10/96).........   2003        1.312           1.539                  72,935
                                                               2002        1.446           1.312                  73,597
                                                               2001        1.517           1.446                  63,204
                                                               2000        1.589           1.517                  56,454
                                                               1999        1.439           1.589                  38,657
                                                               1998        1.258           1.439                  32,515

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Contrafund(R)Portfolio -- Service Class 2 (5/01)..........   2003        0.855           1.089               4,062,355
                                                               2002        0.951           0.855               2,680,749
                                                               2001        1.000           0.951               1,433,561

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2003        0.779           0.968                  43,877
                                                               2002        0.848           0.779                  35,320
                                                               2001        1.000           0.848                  10,715

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.924           1.270               1,562,630
                                                               2002        1.034           0.924                 652,170
                                                               2001        1.000           1.034                 194,753

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (1/97).........................   2003        1.286           1.586               2,197,793
                                                               2002        1.740           1.286               2,026,597
                                                               2001        2.385           1.740               1,800,337
                                                               2000        3.092           2.385               1,555,883
                                                               1999        2.040           3.092               1,271,961
                                                               1998        1.279           2.040                 961,744
                                                               1997        1.027           1.279                 350,624

   Dreyfus Stock Index Fund -- Initial Shares (1/97)........   2003        1.266           1.604               1,886,932
                                                               2002        1.651           1.266               1,708,717
                                                               2001        1.905           1.651               1,588,526
                                                               2000        2.128           1.905               1,558,905
                                                               1999        1.787           2.128               1,399,407
                                                               1998        1.412           1.787               1,121,361
                                                               1997        1.075           1.412                 343,089
                                                               1996        1.000           1.075                      --

   High Yield Bond Trust (10/96)............................   2003        1.430           1.823                 110,217
                                                               2002        1.385           1.430                  80,261
                                                               2001        1.281           1.385                  67,746
                                                               2000        1.285           1.281                  48,596
                                                               1999        1.247           1.285                  42,157
                                                               1998        1.186           1.247                  28,684
                                                               1997        1.000           1.186                   3,815

   Managed Assets Trust (10/96).............................   2003        1.384           1.666                 493,913
                                                               2002        1.534           1.384                 480,471
                                                               2001        1.637           1.534                 438,370
                                                               2000        1.686           1.637                 401,308
                                                               1999        1.495           1.686                 362,589
                                                               1998        1.247           1.495                 299,403
                                                               1997        1.000           1.247                 223,823

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.610           0.753                  62,575
                                                               2002        0.886           0.610                  41,405
                                                               2001        1.000           0.886                   9,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)......   2003        1.469           1.531                 307,206
                                                               2002        1.366           1.469                 188,280
                                                               2001        1.295           1.366                 150,472
                                                               2000        1.167           1.295                  69,929
                                                               1999        1.216           1.167                  56,766
                                                               1998        1.130           1.216                  50,376
                                                               1997        1.000           1.130                  22,291

   CitiStreet International Stock Fund -- Class I (10/96)...   2003        0.905           1.162                 169,846
                                                               2002        1.181           0.905                 108,558
                                                               2001        1.523           1.181                  81,149
                                                               2000        1.677           1.523                  46,491
                                                               1999        1.282           1.677                  37,869
                                                               1998        1.131           1.282                  35,028
                                                               1997        1.000           1.131                  16,165

   CitiStreet Large Company Stock Fund -- Class I (10/96)...   2003        0.839           1.061                 493,283
                                                               2002        1.101           0.839                 363,378
                                                               2001        1.324           1.101                 326,861
                                                               2000        1.577           1.324                 246,823
                                                               1999        1.603           1.577                 186,669
                                                               1998        1.405           1.603                 153,298
                                                               1997        1.000           1.405                  42,001

   CitiStreet Small Company Stock Fund -- Class I (10/96)...   2003        0.933           1.317                 217,147
                                                               2002        1.239           0.933                 146,211
                                                               2001        1.236           1.239                 121,305
                                                               2000        1.137           1.236                 123,164
                                                               1999        0.842           1.137                  91,325
                                                               1998        0.934           0.842                  68,535
                                                               1997        1.000           0.934                  33,718

Credit Suisse Trust
   Emerging Markets Portfolio (11/98).......................   2003        1.016           1.432                   6,414
                                                               2002        1.163           1.016                   3,521
                                                               2001        1.305           1.163                   1,869

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (1/99)........   2003        1.366           1.807                  51,297
                                                               2002        1.324           1.366                  23,932
                                                               2001        1.233           1.324                   4,245
                                                               2000        0.951           1.233                      57
                                                               1999        1.000           0.951                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/98)............................................   2003        0.852           1.020                 254,668
                                                               2002        1.037           0.852                 200,751
                                                               2001        1.159           1.037                 136,753
                                                               2000        1.181           1.159                  75,462
                                                               1999        1.074           1.181                  26,484
                                                               1998        1.000           1.074                      --

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (9/98)....................................   2003        1.203           1.564                 260,010
                                                               2002        1.507           1.203                 191,979
                                                               2001        1.627           1.507                  93,689
                                                               2000        1.454           1.627                  21,714
                                                               1999        1.196           1.454                  15,312
                                                               1998        1.000           1.196                   6,726

Franklin Templeton Variable Insurance Products Trust
   Templeton Global Asset Allocation Fund --
   Class 1 Shares (10/96)...................................   2003        1.292           1.688                 602,756
                                                               2002        1.366           1.292                 533,846
                                                               2001        1.533           1.366                 508,744
                                                               2000        1.548           1.533                 562,632
                                                               1999        1.277           1.548                 493,692
                                                               1998        1.067           1.277                 421,487
                                                               1997        1.000           1.067                  70,211

   Templeton Growth Securities Fund -- Class 1
   Shares (10/96)...........................................   2003        1.268           1.660                 841,902
                                                               2002        1.572           1.268                 779,945
                                                               2001        1.609           1.572                 703,962
                                                               2000        1.517           1.609                 684,317
                                                               1999        1.191           1.517                 613,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Growth Securities Fund -- Class 1 Shares          1998        1.192           1.191                 499,388
   (continued)..............................................
                                                               1997        1.000           1.192                 218,117

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.884           0.992                  53,105
                                                               2002        0.959           0.884                  36,827
                                                               2001        1.000           0.959                   7,538

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2003        0.546           0.727                  42,656
                                                               2002        0.770           0.546                  30,854
                                                               2001        1.000           0.770                   4,574

   Worldwide Growth Portfolio -- Service Shares (5/01)......   2003        0.614           0.749                  41,629
                                                               2002        0.837           0.614                  22,552
                                                               2001        1.000           0.837                   5,640

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.134           1.176                  69,312
                                                               2002        1.054           1.134                  43,128
                                                               2001        1.000           1.054                   7,564

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.730                  17,380
                                                               2002        0.806           0.560                  11,361
                                                               2001        1.000           0.806                   2,387

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.697           0.885                  34,761
                                                               2002        0.858           0.697                  13,050
                                                               2001        1.000           0.858                   5,115

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.879           1.298                  50,998
                                                               2002        1.089           0.879                  20,903
                                                               2001        1.000           1.089                   2,938

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................   2003        1.199           1.645                  95,745
                                                               2002        1.620           1.199                  62,773
                                                               2001        1.611           1.620                  29,111

   Investors Fund -- Class I (10/98)........................   2003        1.085           1.418                  92,019
                                                               2002        1.429           1.085                  78,635
                                                               2001        1.510           1.429                  50,373
                                                               2000        1.328           1.510                   3,198
                                                               1999        1.204           1.328                   2,737
                                                               1998        1.000           1.204                      --

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.625           0.919                   7,411
                                                               2002        0.970           0.625                   3,265
                                                               2001        1.000           0.970                     565

The Travelers Series Trust
   Convertible Securities Portfolio (8/99)..................   2003        1.095           1.364                   8,119
                                                               2002        1.192           1.095                   5,244
                                                               2001        1.218           1.192                   1,191
                                                               2000        1.097           1.218                     179
                                                               1999        1.000           1.097                      --

   Disciplined Mid Cap Stock Portfolio (9/98)...............   2003        1.329           1.755                 139,688
                                                               2002        1.572           1.329                  94,044
                                                               2001        1.659           1.572                  36,696
                                                               2000        1.442           1.659                   1,270
                                                               1999        1.287           1.442                     542
                                                               1998        1.000           1.287                      --

   Merrill Lynch Large Cap Core Portfolio (10/98)...........   2003        0.800           0.957                  29,144
                                                               2002        1.083           0.800                  21,285
                                                               2001        1.415           1.083                  13,530
                                                               2000        1.518           1.415                   2,997
                                                               1999        1.243           1.518                     350
                                                               1998        1.000           1.243                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.527           0.672                  25,317
                                                               2002        0.812           0.527                  18,587
                                                               2001        1.000           0.812                  10,904

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (10/98).....................   2003        0.806           1.090                 194,788
                                                               2002        1.596           0.806                 121,825
                                                               2001        2.118           1.596                  53,126
                                                               2000        1.962           2.118                   5,885
                                                               1999        1.211           1.962                      --
                                                               1998        1.000           1.211                      --

   Pioneer Fund Portfolio (10/96)...........................   2003        0.944           1.153                  75,413
                                                               2002        1.370           0.944                  60,637
                                                               2001        1.803           1.370                  57,561
                                                               2000        1.470           1.803                   6,646
                                                               1999        1.490           1.470                   5,986
                                                               1998        1.278           1.490                   6,389
                                                               1997        1.000           1.278                     462

   Social Awareness Stock Portfolio (10/96).................   2003        1.177           1.497                 527,715
                                                               2002        1.587           1.177                 447,508
                                                               2001        1.906           1.587                 355,392
                                                               2000        1.941           1.906                 313,700
                                                               1999        1.697           1.941                 229,469
                                                               1998        1.300           1.697                 157,955
                                                               1997        1.000           1.300                  58,974

   Travelers Quality Bond Portfolio (9/97)..................   2003        1.271           1.342                 242,682
                                                               2002        1.217           1.271                 221,234
                                                               2001        1.151           1.217                 173,332
                                                               2000        1.090           1.151                 142,435
                                                               1999        1.092           1.090                 139,811
                                                               1998        1.019           1.092                 101,354
                                                               1997        1.000           1.019                   9,055

   U.S. Government Securities Portfolio (10/96).............   2003        1.552           1.574                 319,796
                                                               2002        1.383           1.552                 261,077
                                                               2001        1.324           1.383                 186,516
                                                               2000        1.172           1.324                 138,106
                                                               1999        1.239           1.172                 110,011
                                                               1998        1.139           1.239                  62,648
                                                               1997        1.000           1.139                  14,373

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.650           0.829                  19,681
                                                               2002        0.864           0.650                   9,555
                                                               2001        1.000           0.864                   1,220

   MFS Total Return Portfolio (10/96).......................   2003        1.483           1.706                 578,646
                                                               2002        1.586           1.483                 487,466
                                                               2001        1.607           1.586                 293,600
                                                               2000        1.395           1.607                 151,272
                                                               1999        1.377           1.395                 136,549
                                                               1998        1.249           1.377                  90,723
                                                               1997        1.000           1.249                  89,438

   Pioneer Strategic Income Portfolio (10/96)...............   2003        1.135           1.340                 126,594
                                                               2002        1.086           1.135                 106,221
                                                               2001        1.056           1.086                 153,641
                                                               2000        1.074           1.056                 153,349
                                                               1999        1.076           1.074                 227,738
                                                               1998        1.083           1.076                  82,211
                                                               1997        1.000           1.083                  17,658

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           1.000                      --

   Smith Barney High Income Portfolio (10/96)...............   2003        0.968           1.219                  84,977
                                                               2002        1.014           0.968                  66,368
                                                               2001        1.067           1.014                  60,523
                                                               2000        1.176           1.067                  49,732
                                                               1999        1.161           1.176                  49,357
                                                               1998        1.171           1.161                  38,681
                                                               1997        1.000           1.171                   6,260

   Smith Barney International All Cap Growth
   Portfolio (10/96)........................................   2003        0.672           0.846                 134,562
                                                               2002        0.917           0.672                 132,135
                                                               2001        1.350           0.917                  96,390
                                                               2000        1.794           1.350                  58,628
                                                               1999        1.083           1.794                  25,632
                                                               1998        1.031           1.083                  18,937
                                                               1997        1.000           1.031                   5,601

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Large Cap Value Portfolio (10/96)...........   2003        1.055           1.328                 279,208
                                                               2002        1.433           1.055                 255,034
                                                               2001        1.581           1.433                 237,866
                                                               2000        1.416           1.581                 204,244
                                                               1999        1.433           1.416                 218,475
                                                               1998        1.322           1.433                 190,418
                                                               1997        1.000           1.322                  51,250

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2003        0.997           1.452                  92,876
                                                               2002        1.343           0.997                  44,408
                                                               2001        1.555           1.343                  22,563
                                                               2000        1.693           1.555                   6,223
                                                               1999        1.311           1.693                   1,853
                                                               1998        1.000           1.311                      --

   Smith Barney Money Market Portfolio (10/96)..............   2003        1.202           1.194                 697,628
                                                               2002        1.202           1.202                 789,747
                                                               2001        1.175           1.202                 591,721
                                                               2000        1.122           1.175                 440,206
                                                               1999        1.085           1.122                 462,445
                                                               1998        1.047           1.085                 237,923
                                                               1997        1.000           1.047                  39,703

   Strategic Equity Portfolio (10/96).......................   2003        1.020           1.334                 428,053
                                                               2002        1.556           1.020                 372,812
                                                               2001        1.819           1.556                 255,561
                                                               2000        2.254           1.819                 255,841
                                                               1999        1.726           2.254                 182,765
                                                               1998        1.355           1.726                 121,866
                                                               1997        1.000           1.355                  46,772

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.542           0.679                  44,736
                                                               2002        0.815           0.542                  26,158
                                                               2001        1.000           0.815                   4,939

   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.632           0.784                  22,230
                                                               2002        0.909           0.632                   8,253
                                                               2001        1.000           0.909                     426

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (10/96)......   2003        1.255           1.614               1,360,272
                                                               2002        1.530           1.255               1,219,087
                                                               2001        1.631           1.530               1,154,279
                                                               2000        1.524           1.631               1,034,876
                                                               1999        1.452           1.524                 910,214
                                                               1998        1.042           1.452                 738,800

   Growth Portfolio -- Initial Class (10/96)................   2003        1.113           1.460               1,248,844
                                                               2002        1.614           1.113               1,129,017
                                                               2001        1.985           1.614                 974,148
                                                               2000        2.259           1.985               1,026,697
                                                               1999        1.665           2.259                 873,625
                                                               1998        1.209           1.665                 626,091

   High Income Portfolio -- Initial Class (10/96)...........   2003        0.807           1.014                 163,263
                                                               2002        0.790           0.807                 153,074
                                                               2001        0.907           0.790                 128,931
                                                               2000        1.185           0.907                 163,606
                                                               1999        1.110           1.185                 121,051
                                                               1998        1.176           1.110                  97,958

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Initial Class (10/96).........   2003        1.256           1.463                 490,597
                                                               2002        1.394           1.256                 459,780
                                                               2001        1.473           1.394                 508,719
                                                               2000        1.553           1.473                 487,812
                                                               1999        1.416           1.553                 431,977
                                                               1998        1.247           1.416                 290,394

   Contrafund(R)Portfolio -- Service Class 2 (5/01)..........  2003        0.845           1.069                  42,292
                                                               2002        0.947           0.845                  21,217
                                                               2001        1.000           0.947                  10,328

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2003        0.770           0.950                  16,388
                                                               2002        0.844           0.770                  13,031
                                                               2001        1.000           0.844                   1,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.914           1.247                  55,766
                                                               2002        1.029           0.914                  27,675
                                                               2001        1.000           1.029                   1,660


                                      NOTES

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003, The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 5, 2003, Dreyfus Stock Index Fund, Inc.: Dreyfus Stock Index Fund changed its name to Dreyfus Stock Index Fund -- Initial Shares.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Variable Insurance Product Fund: High Income Portfolio -- Initial Class is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund is no longer available to new Contract Owners.

                                   APPENDIX B
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

                             The Insurance Company
                             Principal Underwriter
                             Distribution and Principal Underwriting Agreement Valuation of Assets
                             Federal Tax Considerations
                             Independent Accountants
                             Condensed Financial Information
                             Financial Statements




--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 (Form No. L 12549S) are available without charge. To request a copy, please complete the coupon found below and mail it to: The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, Connecticut, 06103-3415.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES




















L-12549                                                       TIC Ed. 5-2004
                                                              Printed in U.S.A
                                                              Rev, 8-2004